Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Schedule of Components of Income Tax Expense (Benefit)

The income tax expenses (benefits) from continuing operations for the years ended December 31, 2023 and 2022, are summarized as follows:

	2023	2022
Federal:
Current	$—	$—
Deferred	—	—
	—	—
State:
Current	9	9
Deferred	—	—
	9	9
Total	$9	$9

Schedule of Effective Income Tax Rate Reconciliation

The provision for income taxes differs from income taxes computed at the federal statutory tax rates for the years ended December 31, 2023 and 2022, due to the following items:

	2023	2022
Statutory rate	21.0%	21.0%
State and local taxes	3.4	2.0
Change in valuation allowance	(22.0)	(19.0)
Disallowed interest expense on convertible debt	—	—
Prior year true-up	1.0	1.0
Permanent differences	(3.4)	(5.0)
	—%	—%

Schedule of Deferred Tax Assets and Liabilities

The income tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and liabilities at December 31, 2023 and 2022, are presented below:

	2023	2022
Deferred tax assets:
NOL carryforwards	$37,322	$30,421
Fixed assets and intangibles	2,565	2,371
Accruals	1,115	815
Inventory	222	76
Charitable contributions	37	35
Right-of-use assets	46	52
Capitalized R&D expenses	10,176	4,613
Stock-based compensation expense	305	76
Total deferred income tax assets	51,788	38,459
Deferred tax liabilities:
Prepaid expenses	(470)	(101)
Total deferred income tax assets and liabilities	51,318	38,358
Less: valuation allowance	(51,318)	(38,358)
Net deferred income tax assets and liabilities	$—	$—

Summary of Operating Loss Carryforwards

As of December 31, 2023, we had net operating losses (“NOLs”) as follows (the NOLs which do not expire are subject to an annual utilization limitation of 80% of taxable income):

	December 31, 2023
	Federal	State
NOLs expiring between 2029 and 2037	$43,912	$81,902
NOLs which do not expire	109,966	26,351
Total NOLs	$153,878	$108,253